Identifiable Intangible Assets, net - Estimated Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Other Intangible Assets, net and Goodwill
Amortization amounted	$ 40,932	$ 57,541	$ 97,038	$ 114,672	$ 227,803	$ 221,466
Estimated amortization for five succeeding years
2019					176,545
2020					158,807
2021					149,326
2022					117,865
2023					113,545
Thereafter					1,036,411
Subtotal finite-lived intangible assets					1,752,499
Internally developed software projects in process					37,672
Finite-Lived Intangible Assets, Net, Total	1,716,198		1,716,198		1,790,171	1,990,037
Indefinite-lived intangible, Net, Total	1,884,521		1,884,521		1,958,520	2,160,087
Goodwill
Goodwill, Beginning Balance			1,282,919	$ 1,311,253	1,311,253	1,305,571
Changes due to foreign currency fluctuations			(77)		(512)	90
Goodwill, Ending Balance	$ 1,282,842		$ 1,282,842		$ 1,282,919	$ 1,311,253